ACQUISITIONS (Tables)	6 Months Ended
Mar. 31, 2026
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
SCHEDULE OF FAIR VALUE CONSIDERATION TRANSFERRED

The fair value of the total consideration transferred as of Acquisition Date is calculated as follows:

Consideration
Cash paid near closing (September 25 & November 11, 2025)	$422,654
Present value of deferred consideration - Phase 1 (RMB 1,118,340, undiscounted, due December 31, 2026, 14 months from the acquisition date)	151,703
Present value of deferred consideration - Phase 2 (RMB 1,118,340, undiscounted, due December 31, 2027, 26 months from the acquisition date)	146,858
Fair value of total consideration	$721,215

SCHEDULE OF ASSETS ACQUIRED AND LIABILITIES

The allocation of consideration of the assets acquired and liabilities assumed based on their fair value was as follows:

Celnet
Fair value of consideration transferred (51% interest)	$721,215
Fair value of non-controlling interests (49% interest)	692,932
Total fair value	1,414,147

Fair value of the assets acquired and the liabilities assumed (100%)
Identifiable assets acquired:
Cash	58,651
Accounts receivable, net	663,635
Contract assets	325,726
Prepaid expenses and other current assets	51,700
Property and equipment, net	5,299
Operating lease right-of-use assets	106,239
Intangible assets, net	471,600
Deferred tax assets, net	149,463
Total assets acquired	1,832,313
Liabilities assumed:
Short-term loans	309,946
Long-term loans - current	65,957
Accounts payable	30,889
Contract liabilities	109,000
Accrued expenses and other current liabilities	125,558
Payroll payable	471,370
Amounts due to related parties	426,713
Operating lease liabilities - current	51,844
Operating lease liabilities - non-current	49,907
Total liabilities assumed	1,641,184
Fair value of net identifiable net assets acquired	191,129

Goodwill	$1,223,018

SCHEDULE OF INTANGIBLE ASSETS ACQUIRED AND ESTIMATED USEFUL LIVES	As of the date of acquisition, the intangible assets acquired and estimated useful lives were as follows:
	Estimated useful life	Fair values at Closing
Customer relationship	5 years	471,600

SCHEDULE OF PRO FORMA CONSOLIDATED FINANCIAL INFORMATION

The following unaudited pro forma consolidated financial information for the six months ended March 31, 2026 and 2025 are presented as if the acquisition had occurred at October 1, 2024.

	Celnet
	For the six months	For the six months
	ended March 31, 2026	ended March 31, 2025
	Unaudited	Unaudited
Revenue	1,500,252	1,148,208
Net income	40,439	133,303
Net income attributable to Youxin Technology Ltd’s shareholders	20,624	67,985